Note 13 - Related Parties' Transactions (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Nov. 14, 2024	Dec. 31, 2023	Apr. 20, 2023
Servicos especializados em avaliacao de empresas ltda and investimentos ltda [member]
Statement Line Items [Line Items]
Percentage of cost of administrative personnel	100.00%
Miazga participacoes [Member]
Statement Line Items [Line Items]
Royalties Payable	$ 1,350
Payments relating to royalties, fees and commissions	400
Tatooine investimentos [member]
Statement Line Items [Line Items]
Maximum amount credit facility granted to related party		$ 21,400		$ 15,900
Borrowings, interest rate		15.00%
Amounts receivable, related party transactions	$ 18,632		$ 12,957